Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Colterpoint Net Lease Real Estate ETF | Colterpoint Net Lease Real Estate ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.94%	(1.12%)	3.36%	(16.43%)	26.91%	(0.38%)